Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Operating Expense [Abstract]
Schedule of Operating Expenses
Total operating expenses were as follows:

For the years ending December 31,	2023 $	2022 $	2021 $
General and administrative	53,295	60,991	57,199
Research and development	96,235	152,433	110,471
Total operating expenses	149,530	213,425	167,671
Detailed operating expenses were as follows:

	2023 $	2022 $	2021 $
For the years ending December 31,
Salaries and wages	37,084	41,750	36,792
Healthcare and other benefits	2,599	2,908	2,563
Payroll taxes	1,590	2,286	2,084
Share-based payments	4,415	14,699	13,950
Total payroll costs	45,688	61,643	55,388
Amortization	1,979	3,048	2,940
Depreciation	2,955	5,845	4,347
Total amortization and depreciation expenses	4,933	8,893	7,287
Other general and administrative expenses	25,180	31,600	26,714
Other research and development expenses	73,729	111,288	78,282
Total other operating expenses	98,909	142,888	104,996
Total operating expenses	149,530	213,425	167,671

Schedule of Information about Employees
The average number of persons employed by the Group during the year, analyzed by category, was as follows:

For the years ending December 31,	2023	2022	2021
General and administrative	40	57	52
Research and development	56	144	119
Total	96	201	171

Schedule of Payroll Costs
The aggregate payroll costs of these persons were as follows:

	2023 $	2022 $	2021 $
For the years ending December 31,
General and administrative	24,586	25,322	26,438
Research and development	21,102	36,321	28,950
Total	45,688	61,643	55,388